Restatement-Accounting for Income Taxes (Tables)	12 Months Ended
Jan. 28, 2012
Restatement-Accounting for Income Taxes
Schedule of reconciliation of certain line items affected within Consolidated Statements of Operations, Consolidated Statements of Cash Flows and Consolidated Balance sheet

	Statement of Operations Fiscal 2010
	As Reported	State Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$51	$(5)	$46
Net income	98	5	103

	Statement of Operations Fiscal 2009
	As Reported	State Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$50	$5	(1)	$54
Net income	107	(5)	1	103

	Balance Sheet For the year ended January 29, 2011
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	Reclassification Adjustments	As Restated
	(In millions)
Deferred income taxes asset (current)	$56	$—	$4	$(8)	$52
Total current assets	1,275	—	4	(8)	1,271
Deferred income taxes asset (noncurrent)	18	8	(2)	8	32
Total assets	1,770	8	2	—	1,780
Accumulated deficit	(2,726)	8	2	—	(2,716)
Total stockholders’ deficit	(2,664)	8	2	—	(2,654)

	Cash Flow Data Fiscal 2010
	As Reported	Fixed Asset Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$98	$5	$103
Deferred income taxes	(23)	(5)	(28)

	Cash Flow Data Fiscal 2009
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$107	$(5)	1	$103
Deferred income taxes	(4)	5	(1)	—